Nuveen Intelligent Risk Growth Allocation Fund

Summary Prospectus   |   January 1, 2013

Ticker: Class A–NIGAX, Class C–NIGCX, Class R3–NIGRX, Class I–NIGIX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.nuveen.com/MutualFunds/FormsLiterature/Prospectuses.aspx. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated January 1, 2013, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The investment objective of the Fund is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 30 of the Fund’s prospectus, ”How to Reduce Your Sales Charge” on page 32 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-57 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fee	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	None	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	5.00%	5.00%	5.00%	5.00%
Acquired Fund Fees and Expenses	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	6.42%	7.17%	6.67%	6.17%
Fee Waivers and/or Expense Reimbursements	(5.09)%	(5.09)%	(5.09)%	(5.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.33%	2.08%	1.58%	1.08%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Other Expenses are based on estimated amounts for the current fiscal year.

4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
Share Class	A	C	R3	I	A	C	R3	I
1 Year	$703	$211	$161	$110	$703	$211	$161	$110
3 Years	$1,561	$1,262	$1,119	$972	$1,561	$1,262	$1,119	$972
5 Years	$2,814	$2,704	$2,487	$2,263	$2,814	$2,704	$2,487	$2,263
10 Years	$5,796	$6,044	$5,713	$5,361	$5,796	$6,044	$5,713	$5,361

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period May 4, 2012 through August 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund attempts to maintain a consistent risk level through changing market conditions by investing in financial instruments whose performance is expected to correspond to a variety of different asset classes. The Fund seeks to maintain a consistent risk level by attempting to keep its daily volatility (i.e., fluctuations in value) within a specified range.

The targeted daily volatility range for the Fund is 12% to 18% (annualized). To put these volatility figures in context, since 1926 U.S. equity volatility has averaged approximately 19% and U.S. bond volatility has averaged approximately 5%. However, the short-term volatility of these asset classes—and all asset classes—can fluctuate significantly. For example, the daily volatility of U.S. equities has fluctuated from approximately 6% to over 100%; a portfolio with a consistently high allocation to U.S. equities would be expected to experience similar volatility ranges over time. The Fund seeks to limit such large fluctuations in its volatility primarily by having exposure to a variety of different asset classes and periodically adjusting its exposure to different asset classes. The Fund measures volatility using a proprietary statistical method.

The Fund may have exposure to any asset class, including: any commodity; any currency; U.S. and foreign (including emerging markets) equity securities; U.S. and foreign (including emerging markets) real estate; U.S. and foreign (including emerging markets) corporate bonds; U.S. and foreign (including emerging markets) government bonds; asset-backed securities; mortgage-backed securities; inflation-protected securities; and municipal bonds. The equity securities to which the Fund may have exposure may be of any market capitalization. The bonds to which the Fund may have exposure may be of any maturity and of any credit quality, including high yield or “junk” bonds. There is no maximum or minimum exposure that the Fund must have to any asset class, but the Fund generally has exposure to numerous asset classes at any given time.

The Fund may gain exposure to different asset classes through investments in exchange-traded funds (“ETFs”) and the following derivatives: options; futures contracts, including futures on various market indices, interest rates, and currencies; options on futures contracts; swap agreements, including total return swaps; and forward contracts. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. The Fund will limit its direct investments in derivatives such that it will not be subject to regulation as a commodity pool. The Fund may also invest in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Fund’s obligations under derivative transactions.

In order to seek to maintain a consistent risk level regardless of the volatility level in the market, the Fund’s exposure to different asset classes changes in response to macro-economic and market developments. The portfolio adjustments are made in an attempt to maintain the Fund’s daily volatility target, and also to balance as evenly as possible the allocation of the Fund’s overall risk across the different asset classes. In general, the Fund increases its exposure to lower risk assets during periods of high volatility, and increases its exposure to higher risk assets during periods of low volatility. The risk profile of each asset class changes based on market conditions, so a certain asset class may be considered riskier than another asset class at certain times, and less risky at other times. There is no guaranty that the Fund will meet its volatility target or that the Fund will achieve any particular risk level or return.

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Principal Risks

The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks, such as liquidity, interest rate, counterparty, market, credit and management risks, and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses), you will bear both your proportionate share of Fund expenses and, indirectly, the expenses of ETFs in which the Fund invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities.

Index Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the commercial real estate market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Political and Economic Risks—The values of municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

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Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of real estate-related investments can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment or regulations.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Statistical Method Risk—The Fund attempts to keep its daily volatility within a specified range using a proprietary statistical method. There can be no assurance that this method will perform as anticipated or enable the Fund to achieve its objective.

Fund Performance

Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Management

Investment Adviser

Nuveen Fund Advisors, LLC

Sub-Adviser

Nuveen Asset Management, LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
James A. Colon, CFA	Vice President	May 2012
Derek B. Bloom, CFA	Vice President	May 2012

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or other financial intermediary or directly from the Fund. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

•  $2,500 for Traditional/Roth IRA accounts.

•  $2,000 for Coverdell Education Savings Accounts.

•  $250 for accounts opened through fee-based programs.

•  No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•  $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•  No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, its distributor or its investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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MPM-IRGA-0113P